Acquisition of Alpha Mind	6 Months Ended
Mar. 31, 2025
Acquisition of Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
ACQUISITION OF ALPHA MIND
4.	ACQUISITION OF ALPHA MIND

On December 28, 2023, the Company completed the acquisition of 100% of the issued and outstanding shares of Alpha Mind, at a total consideration of US$180,000 (equivalent to RMB 1,299,654). The purchase price is payable in the form of promissory note. The Notes have a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and will be secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind, including its consolidated entities. On December 28, 2023, the Company issued Notes of US$153,000 (equivalent to RMB 1,104,706) and US$27,000 (equivalent to RMB 194,948), respectively, to MMTEC, Inc. and Burgeon Capital, Inc. On June 6, 2024, the Company entered into conversion agreements with Burgeon Capital, under which the Company issued shares to Burgeon Capital to settle in full the outstanding principal and accrued interest of US$27,342 under a promissory note dated December 28, 2023. In June 2025, the Company and the Sellers of Alpha Mind agreed to extend the maturity date of the Notes to December 31, 2025.

The Company has allocated the purchase price of Alpha Mind based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value. Because the Company was a shell company when it acquired Alpha Mind, no additional intangible assets were identified. Management of the Company is responsible for determining the fair value of assets acquired and liabilities assumed as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses. The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Alpha Mind based on a valuation performed by an independent valuation firm engaged by the Company.

December 28,
2023
RMB
Net tangible assets (1)	15,436
Goodwill	1,284,218
Total purchase consideration	1,299,654

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.
December 28, 2023
RMB
ASSETS
Current assets:
Cash and cash equivalents	5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Prepayments	6,872
Other current assets	973
Total current assets	34,589

Non-current assets:
Restricted cash- non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total assets	40,431

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities:
Accounts payable	17,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	6,454
24,995
Non-current liabilities:
Operating lease liabilities, non-current	—
Total liabilities	24,995

Net tangible assets	15,436

(2)	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that is the main reason we paid US$180,000 (equivalent to RMB 1,299,654) of which US$177,862 (equivalent to RMB 1,284,218) was attribute to goodwill.

Changes in the carrying amount of goodwill from acquisition to the six months ended March 31, 2025 was as follows:

Acquisition of Alpha Mind
Balance as of December 28, 2023	1,284,218
Goodwill impairment loss during the period	(574,978)
Balance as of September 30, 2024	709,240
Goodwill impairment loss during the period	(644,908)
Balance as of March 31, 2025	64,332

Movement of impairment loss were as follows:

	September 30,	March 31,
	2024	2025
	RMB	RMB
Beginning balance	1,284,218	709,240
Impairment loss	(574,978)	(644,908)
Ending balance	709,240	64,332

(3)	Total purchase consideration is $180,000, at exchange rate of 1 USD/RMB=7.2203

Acquisition of Topone [Member]
Acquisition of Alpha Mind [Line Items]
ACQUISITION OF ALPHA MIND
5.	ACQUISITION OF TOPONE

On March 24, 2025, the Company completed the acquisition of 100% of the issued and outstanding shares of Topone, at a total consideration of RMB 1,107,396 in cash.

The Company has allocated the purchase price of Topone based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value. Intangible assets were identified, and no goodwill were identified. Management of the Company is responsible for determining the fair value of assets acquired and liabilities assumed as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses. The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Topone based on a valuation performed by an independent valuation firm engaged by the Company.

		March 24,
		2025
		RMB
Net tangible assets (1)	(1)	434
Intangible assets	(2)	678
Total assets		1,112
Total purchase consideration		1,107
Bargain gain on purchase		5

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.

As of March 24, 2025
RMB
ASSETS
Cash, cash equivalents	477
Total Assets	477
Liabilities:
Accrued expenses and other current liabilities	43
Total liabilities	43
Net tangible assets	434

(2)	The Company identified intangible assets from the acquisition, thus the company recognized the intangible assets for RMB 678. The intangible assets primarily represent the insurance intermediary license held by Topone.